Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 1,194	₨ 1,296
Provision made during the year, net of reversals	84	(3)
Trade and other receivables written off & exchange differences	(20)	(99)
Balance at the end of the year	₨ 1,258	₨ 1,194